UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 92.1%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,687,461
County/City/Special District/School District — 35.3%
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	256,433
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	1,945	2,125,340
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,224,180
Fairfield-Suisun Unified School District California, GO, Election 2002 (NPFGC), 5.50%, 8/01/28	2,500	2,657,550
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,140,782
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,309,992
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,255,660
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,855	2,074,521
Lodi Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/29	10,260	10,464,174
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	10,000	10,339,800
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	5,240	5,517,248
5.00%, 7/01/35	6,825	7,036,439
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	1,515	1,573,752

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	$7,140	$7,610,597
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,649,375
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,959,811
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,979,322
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,373,969
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,170,880
5.63%, 8/01/39	4,500	4,892,490
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	8,000	8,032,800
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,287,350
Sacramento Area Flood Control Agency, Special Assessment Bonds, Refunding, Consolidated, Capital Assessment District, Series A (NPFGC), 5.00%, 10/01/32	4,350	4,532,787
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	7,115	7,533,006
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	4,895	5,090,311
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,679,379
5.75%, 5/01/42	4,500	4,840,875
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	6,787,743
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,295,590
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,092,128

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded):
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	$7,680	$8,436,710
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,723,249
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,946,333
		180,890,576
Education — 7.6%
Anaheim City School District California, GO,Election of 2010 (AGM), 6.25%, 8/01/40	3,750	4,291,725
Belmont Redwood Shores School District California, GO, Election of 2010, Series A, 5.00%, 8/01/41	3,300	3,423,552
California State Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	4,220	4,559,668
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,424,930
5.75%, 8/01/35	8,400	9,460,920
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,081,100
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/37	5,500	5,679,630
		38,921,525
Health — 11.0%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,250	2,438,010
California Health Facilities Financing Authority, RB:
Cedars-Sinai Medical Center, 5.00%, 8/15/34	2,550	2,515,677
Providence Health Services, Series B, 5.50%, 10/01/39	4,090	4,290,287
Sutter Health, Series A, 5.25%, 11/15/46	2,000	1,996,120
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	2,130	2,292,178
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	5,885,990

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, Refunding RB (concluded):
Sutter Health, Series A, 5.00%, 11/15/42	$3,500	$3,429,650
Sutter Health, Series B, 6.00%, 8/15/42	7,715	8,412,282
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,843,897
Kaiser Permanente, Series B, 5.25%, 3/01/45	3,800	3,806,992
Sutter Health, Series A, 6.00%, 8/15/42	4,050	4,416,039
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	901,633
Trinity Health Credit Group, 5.00%, 12/01/41	10,000	9,938,000
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	1,820	2,039,255
		56,206,010
Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program, AMT (Ginnie Mae):
Series A, 6.35%, 12/01/29	80	82,368
Series B, 6.25%, 12/01/31	55	55,598
County of San Bernardino California, Refunding RB, Home Mortgage- Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	110	116,433
		254,399
State — 3.1%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,045,661
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,627,000
6.00%, 4/01/38	2,000	2,213,880
6.00%, 11/01/39	3,375	3,757,523
		15,644,064
Transportation — 12.6%
City of San Jose California, RB:
Series A-1, AMT, 6.25%, 3/01/34	1,400	1,512,868
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,426,250

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
County of Sacramento California, RB:
Senior-Series B, AMT (AGM), 5.25%, 7/01/33	$7,500	$7,642,950
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,455	5,792,010
Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/29	3,760	4,048,016
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/39	2,480	2,664,165
5.25%, 8/01/34	5,530	5,982,575
San Diego County Regional Airport Authority, RB, Series B, 5.00%, 7/01/40	6,350	6,456,807
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	10,731,379
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,002,010
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	986,221
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,479,700
5.75%, 5/01/25	3,500	3,783,080
San Joaquin County Transportation Authority, RB, Limited Tax, Series A, 6.00%, 3/01/36	2,400	2,740,536
		64,248,567
Utilities — 21.9%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A:
(AGM), 5.00%, 10/01/31	3,580	3,679,309
5.38%, 10/01/36	5,000	5,420,500
City of Los Angeles California, Refunding RB, Sub-Series A:
5.00%, 6/01/28	2,000	2,163,660
5.00%, 6/01/32	3,000	3,209,280
Cucamonga Valley Water District, Refunding RB, Water Revenue, Series A, 5.25%, 9/01/31	3,670	3,980,666
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,417,720
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/37	4,000	4,196,200
East Bay Municipal Utility District, Refunding RB, Sub-Series A:
5.00%, 6/01/30	5,000	5,462,600
(AMBAC), 5.00%, 6/01/33	4,125	4,346,306

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Imperial Irrigation District, Refunding RB, Electric System:
Series B, 5.00%, 11/01/31	$5,000	$5,228,550
Series A, 5.13%, 11/01/38	5,500	5,674,460
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (FSA), 5.00%, 10/01/34	5,000	5,150,200
Los Angeles Department of Water & Power, RB, Power System, Series A:
5.25%, 7/01/39	8,000	8,715,760
5.00%, 7/01/41	7,500	7,882,200
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/30	2,105	2,225,111
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	13,454,220
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (FGIC), 5.00%, 12/01/27	7,070	7,496,816
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/34	1,000	1,064,570
San Francisco City & County Public Utilities Commission, RB, Sub-Series A:
5.00%, 11/01/28	7,040	7,725,133
5.00%, 11/01/37	10,000	10,539,200
		112,032,461
Total Municipal Bonds – 92.1%		470,885,063

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
California — 75.5%
County/City/Special District/School District — 37.3%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,171,464
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,503,565
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	15,997	16,469,480
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	12,591,360

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO (concluded):
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	$26,438	$27,740,374
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,818,463
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,938,542
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,283,100
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/30	19,998	20,546,460
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,331,900
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	7,764,571
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,582,995
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	20,706,509
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,497	10,873,154
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	11,424,852
		190,746,789
Education — 11.8%
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/35	20,000	20,362,400
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	11,490,600
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,249,360
Series L, 5.00%, 5/15/40	7,398	7,632,408
Series O, 5.75%, 5/15/34	11,190	12,522,953
		60,257,721

Municipal Bonds Transferred to Tender Option (TOB) Bond Trusts (a)	Par (000)	Value
California (concluded)
Utilities — 26.4%
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	$9,070	$9,427,539
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	16,105,350
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,373,760
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	5,007	5,143,817
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,002,671
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,206,938
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,738,650
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,572,640
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	15,000	15,799,650
Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,327,179
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,714,118
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	8,510	8,923,331
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,297,300
		134,632,943
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 75.5%		385,637,453
Total Long-Term Investments (Cost – $829,618,329) – 167.6%		856,522,516

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (b)(c)	666,968	666,968
Total Short-Term Securities (Cost – $666,968) – 0.1%		666,968

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Total Investments (Cost - $830,285,297*) – 167.7%	$857,189,484
Other Assets Less Liabilities – 2.3%	11,561,566
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (37.4)%	(191,107,555)
VRDP Shares, at Liquidation Value – (32.6)%	(166,500,000)
Net Assets Applicable to Common Shares – 100.0%	$511,143,495

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$639,281,024
Gross unrealized appreciation	$27,827,160
Gross unrealized depreciation	(922,973)
Net unrealized appreciation	$26,904,187

(a)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF California Municipal Money Fund	15,276,406	(14,609,438)	666,968	$—

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$856,522,516	—	$856,522,516
Short-Term Securities	$666,968	—	—	666,968
Total	$666,968	$856,522,516	—	$857,189,484

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 21, 2011